Herzfeld Caribbean Basin Fund, Inc.

Schedule of Investments as of September 30, 2021 (unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks – 99.43% of net assets

Aerospace and Defense – 3.26%

76,418	Aersale Corp.*	$1,299,106

Airlines – 4.14%

20,250	Copa Holdings, S.A.	1,647,945

Banking and finance – 20.75%

23,280	Bancolombia, S.A.	805,954
52,089	Banco Latinoamericano de Comercio Exterior, S.A.	913,641
16,956	Evertec, Inc.	775,228
235,211	First BanCorp. (Puerto Rico)	3,093,025
34,414	Popular, Inc.	2,672,935
3,844	W Holding Company, Inc.*[1]	--

Communications – 1.72%

10,698	América Móvil, S.A.B. de C.V. Series L ADR	189,034
209,144	América Móvil, S.A.B. de C.V.	185,072
479,175	Fuego Enterprises, Inc.*	119,794
207,034	Grupo Radio Centro S.A.B. de C.V.*	37,102
32,272	Spanish Broadcasting System, Inc.*	124,247
33,226	Telesites S.A.B. Series B-1*	28,597

Conglomerates and holding companies - 0.00%

250,000	Admiralty Holding Company*[1]	--

Construction and related – 28.15%

220,645	Cemex, S.A.B. de C.V. ADR	1,582,025
20	Ceramica Carabobo Class A ADR*[1]	--
4,500	Martin Marietta Materials	1,537,560
66,874	MasTec, Inc.*	5,769,889
77,117	PGT Innovations, Inc.*	1,472,935
5,000	Vulcan Materials	845,800

Herzfeld Caribbean Basin Fund, Inc.

Schedule of Investments as of June 30, 2021 (continued)

Shares or Principal Amount	Description	Fair Value

Food, beverages and tobacco – 6.32%

503,164	Becle, S.A.B. de C.V.	1,085,957
18,900	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	163,924
14,610	Fomento Económico Mexicano, S.A.B. de C.V. ADR	1,266,979

Housing – 2.94%

12,500	Lennar Corporation	1,171,000

Investment companies - 0.00%

70,000	Waterloo Investment Holdings Ltd.*[1]	--

Leisure – 11.47%

17,559	Carnival Corporation	439,151
6,745	Marriott Vacations Worldwide Corporation	1,061,191
49,717	Norwegian Cruise Line Holdings Ltd.*	1,327,941
19,570	Royal Caribbean Cruises Ltd.	1,740,752

Mining - 0.04%

3,872	Grupo México, S.A.B. de C.V. Series B	15,393

Real Estate - 2.62%

39,698	Retail Value, Inc.	1,045,248

Retail - 2.03%

1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	96,746
210,222	Wal-Mart de México, S.A.B. de C.V. Series V	712,236

Transportation Infrastructure - 3.10%

6,600	Grupo Aeroportuario ADR*	1,234,200

Trucking and marine freight – 1.41%

137	Seaboard Corporation	561,699

Shares or Principal Amount	Description	Fair Value

Utilities – 10.17%

23,200	Caribbean Utilities Ltd. Class A	$ 344,984
58,877	Consolidated Water Company Ltd.	671,198
700	Cuban Electric Company*[1]	--
26,976	NextEra Energy, Inc.	2,118,155
32,943	New Fortress Energy, Inc., Class A	914,168

Other – 1.31%

55,921	Margo Caribe, Inc.*	520,065
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	--

Total common stocks (cost $25,022,839)	39,590,876

Bonds – 0.00% of net assets

$165,000	Republic of Cuba - 4.5%, 1977 - in default*[1]	--

Total bonds (cost $63,038)	--

Warrants – 0.31%

20,000	Aersale Corp.*	123,000

Total Warrants (cost $123,062)	123,000

Money Market Securities – 0.26%

$106,244	Federated Hermes Government Obligations Fund, Institutional Class, 0.03%[2]	106,244

Total Money Market Securities (cost $106,244)	106,244

Total investments (cost $25,315,183) – 100.00% of net assets	39,820,120

Other assets in excess of liabilities – 0.00%[3] of net assets	120

Net assets - 100%	39,820,240

1 Securities have been fair valued in good faith using fair value methodology approved by the

Board of Directors. Fair valued securities comprised 0.00% of net assets.

2 Rate disclosed is the seven day effective yield as of September 30, 2021.

3 Round to less than 0.005%.

* Non-income producing